Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Operating Financial Information for Reportable Segments
The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2017	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$62,972	$—	$62,972
Equipment	18,889	—	18,889
Other	5,270	—	5,270
Consumer Markets	—	12,775	12,775
Enterprise Solutions	—	9,165	9,165
Partner Solutions	—	3,969	3,969
Business Markets	—	3,585	3,585
Other	—	234	234
Intersegment revenues	380	952	1,332
Total operating revenues	87,511	30,680	118,191

Cost of services	7,990	17,922	25,912
Wireless cost of equipment	22,147	—	22,147
Selling, general and administrative expense	18,772	6,274	25,046
Depreciation and amortization expense	9,395	6,104	15,499
Total operating expenses	58,304	30,300	88,604
Operating income	$29,207	$380	$29,587

Assets	$235,873	$75,282	$311,155
Property, plant and equipment, net	43,935	41,351	85,286
Capital expenditures	10,310	5,339	15,649

	(dollars in millions)
2016	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$66,362	$—	$66,362
Equipment	17,511	—	17,511
Other	4,915	—	4,915
Consumer Markets	—	12,751	12,751
Enterprise Solutions	—	9,162	9,162
Partner Solutions	—	3,976	3,976
Business Markets	—	3,356	3,356
Other	—	314	314
Intersegment revenues	398	951	1,349
Total operating revenues	89,186	30,510	119,696

Cost of services	7,988	18,353	26,341
Wireless cost of equipment	22,238	—	22,238
Selling, general and administrative expense	19,924	6,476	26,400
Depreciation and amortization expense	9,183	5,975	15,158
Total operating expenses	59,333	30,804	90,137
Operating income (loss)	$29,853	$(294)	$29,559

Assets	$211,345	$66,679	$278,024
Property, plant and equipment, net	42,898	40,205	83,103
Capital expenditures	11,240	4,504	15,744

	(dollars in millions)
2015	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$70,305	$—	$70,305
Equipment	16,924	—	16,924
Other	4,294	—	4,294
Consumer Markets	—	12,696	12,696
Enterprise Solutions	—	9,376	9,376
Partner Solutions	—	4,228	4,228
Business Markets	—	3,553	3,553
Other	—	330	330
Intersegment revenues	157	967	1,124
Total operating revenues	91,680	31,150	122,830

Cost of services	7,803	18,483	26,286
Wireless cost of equipment	23,119	—	23,119
Selling, general and administrative expense	21,805	7,140	28,945
Depreciation and amortization expense	8,980	6,353	15,333
Total operating expenses	61,707	31,976	93,683
Operating income (loss)	$29,973	$(826)	$29,147

Assets	$185,405	$78,305	$263,710
Property, plant and equipment, net	40,911	41,044	81,955
Capital expenditures	11,725	5,049	16,774

Summary of Reconciliation of Segment Operating Revenues
A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Operating Revenues
Total reportable segments	$118,191	$119,696	$122,830
Corporate and other	9,019	5,663	3,738
Reconciling items:
Operating results from divested businesses (Note 2)	368	2,115	6,224
Eliminations	(1,544)	(1,494)	(1,172)
Consolidated operating revenues	$126,034	$125,980	$131,620

Summary of Reconciliation of Segment Operating Income
A reconciliation of the total of the reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Operating Income
Total reportable segments	$29,587	$29,559	$29,147
Corporate and other	(1,409)	(1,721)	(1,720)
Reconciling items:
Severance, pension and benefit (charges) credits (Note 10)	(1,391)	(2,923)	2,256
Net gain on sale of divested businesses (Note 2)	1,774	1,007	—
Acquisition and integration related charges (Note 2)	(884)	—	—
Gain on spectrum license transactions (Note 2)	270	142	254
Operating results from divested businesses	149	995	3,123
Product realignment	(682)	—	—
Consolidated operating income	27,414	27,059	33,060
Equity in losses of unconsolidated businesses	(77)	(98)	(86)
Other income (expense), net	(2,010)	(1,599)	186
Interest expense	(4,733)	(4,376)	(4,920)
Income Before Benefit (Provision) For Income Taxes	$20,594	$20,986	$28,240

Summary of Reconciliation of Segment Assets
A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2017	2016
Assets
Total reportable segments	$311,155	$278,024
Corporate and other	239,040	213,787
Eliminations	(293,052)	(247,631)
Total consolidated	$257,143	$244,180